LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of future minimum rental payments for operating leases

Future minimum lease commitments as of December 31, 2014 under all noncancelable operating leases with initial terms of one year or more are shown in the following table (dollars in thousands):

Year	Lease payments
2015	$350
2016	346
2017	310
2018	291
2019	295
Thereafter	3,482
Total	$5,074